Business combinations and other significant transactions - Acquisitions - Additional Information (Details) € in Millions		12 Months Ended
	May 31, 2024 EUR (€) NUMBER	Dec. 31, 2024 EUR (€) MW	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Business combinations and other significant transactions
Consideration		€ 2,060		€ 1,432	€ 1,667
Cash and cash equivalents		265
Net financial liabilities		468
Current assets		984
Non-current assets		3,863
Net borrowings		468		91	541
Current and non-current liabilities		1,825		622	366
Goodwill		33		€ 25	€ 482
Revenue of acquiree since acquisition date		758
Comprehensive Income Loss of Acquiree Since Acquisition Date		€ 319
Neptune Energy Group Limited ("Neptune")
Business combinations and other significant transactions
Equity interest acquired (as a percent)		100.00%
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Business combinations and other significant transactions
Equity interest acquired (as a percent)		100.00%	100.00%
Cash and cash equivalents		€ 257	€ 257
Cash consideration			1,959
Current assets		966	476
Non-current assets		3,698	3,698
Net borrowings			405
Current and non-current liabilities			€ 1,810
Revenue of acquiree since acquisition date		689
Comprehensive Income Loss of Acquiree Since Acquisition Date		€ 325
Plenitude
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW		305
Consideration		€ 51
Cash and cash equivalents		8
Net borrowings		€ 53
Plenitude | Enera Conseil SAS
Business combinations and other significant transactions
Equity interest acquired (as a percent)		49.00%
Cash and cash equivalents		€ 8
Current assets		13
Non-current assets		128
Goodwill		5
Enilive | Atenoil companies
Business combinations and other significant transactions
Equity interest acquired (as a percent)	100.00%
Number of refueling service stations | NUMBER	21
Cash consideration	€ 50
Current assets	5	5
Non-current assets	37	37
Net borrowings	10
Current and non-current liabilities	10
Goodwill	€ 28	€ 28